PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 1,570	¥ 10,830	¥ 7,117